Note 39 - Financial Instruments - Schedule of Significant Foreign Exchange Variation (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Financial assets at fair value through profit or loss	$ 4,501,000	$ 1,000
Taiwan, New Dollars
Statement Line Items [Line Items]
Degree of variation, assets	1.00%	1.00%
Financial assets at fair value through profit or loss	$ 20,138	$ 157,324
Degree of variation, liabilities	1.00%	1.00%
Effect on profit or loss, liabilities	$ 419,285	$ 151,199
Egypt, Pounds
Statement Line Items [Line Items]
Degree of variation, assets	1.00%	1.00%
Financial assets at fair value through profit or loss	$ 589,475	$ 508,521
Degree of variation, liabilities	1.00%	1.00%
Effect on profit or loss, liabilities	$ 16,729	$ 17,629
United Kingdom, Pounds
Statement Line Items [Line Items]
Degree of variation, assets	1.00%	1.00%
Financial assets at fair value through profit or loss	$ 261,475	$ 273,837
Degree of variation, liabilities	1.00%	1.00%
Effect on profit or loss, liabilities	$ 1,035,311	$ 758,162
Thailand, Baht
Statement Line Items [Line Items]
Degree of variation, assets	1.00%	1.00%
Financial assets at fair value through profit or loss	$ 3,668	$ 0